Fixed assets - Other intangible assets - Net book value reconciliation - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other intangible assets and property, plant and equipment [abstract]
Net book value of other intangible assets in the opening balance	€ 15,135	€ 14,737	€ 14,073
Acquisitions of other intangible assets		2,935	2,385
Acquisitions of other intangible assets	2,842
Impact of changes in the scope of consolidation	(888)	31	328
Disposals	(4)	(4)	(10)
Depreciation and amortization	(2,363)	(2,309)	(2,286)
Impairment losses	(40)	(24)	88
Translation adjustment	92	(176)	106
Reclassifications and other items	165	(55)	52
Net book value of other intangible assets in the closing balance	€ 14,940	€ 15,135	€ 14,737